Consolidated Statements Of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2021	£ 65,548	£ 2,087	£ 141,050	£ (339)	£ 30,027	£ (17)	£ 42,466	£ (149,726)
Loss for the year	(32,021)							(32,021)
Other comprehensive income (expense) for the year	61					61
Total comprehensive loss for the year	(31,960)					61		(32,021)
Share-based payments	4,890				4,890
Exercise of share options	24	8	58		(362)			320
Lapse of share options					(854)			854
Ending balance at Dec. 31, 2022	38,502	2,095	141,108	(339)	33,701	44	42,466	(180,573)
Loss for the year	(27,632)							(27,632)
Other comprehensive income (expense) for the year	(41)					(41)
Total comprehensive loss for the year	(27,673)					(41)		(27,632)
Share-based payments	3,857				3,857
Exercise of share options	(12)	3	1		(277)			261
Lapse of share options					(238)			238
Issue of share capital	249	16	233
Share issue expenses	(36)		(36)
Ending balance at Dec. 31, 2023	14,887	2,114	141,306	(339)	37,043	3	42,466	(207,706)
Loss for the year	(18,997)							(18,997)
Other comprehensive income (expense) for the year	15					15
Total comprehensive loss for the year	(18,982)					15		(18,997)
Share-based payments	1,646				1,646
Exercise of share options	3	6	1		(330)			326
Lapse of share options					(2,083)			2,083
Issue of share capital	8,729	3,561	5,168
Share issue expenses	(329)		(329)
Ending balance at Dec. 31, 2024	£ 5,954	£ 5,681	£ 146,146	£ (339)	£ 36,276	£ 18	£ 42,466	£ (224,294)